Income Tax (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Income Tax Disclosure [Abstract]
U.S. federal income tax rate	21.00%
Cumulative tax rate	21.00%
Net operating loss carry forwards (in Dollars)	$ 2,494,000